Vessels Held For Sale	12 Months Ended
Dec. 31, 2016
VESSELS, NET [Abstract]
Vessel Held For Sale
NOTE 7 - VESSEL HELD FOR SALE
During June 2016, Navios Partners entered into a Memorandum of Agreement with an unrelated third party, for the disposal of the MSC Cristina. The vessel was subject to an existing time charter and management had committed to a plan to sell the vessel to the current charterer prior to June 2017.
As of December 31, 2016, the vessel has been classified as held for sale as the relevant criteria for the classification were met and, therefore, it is presented in the consolidated balance sheets at its fair value less cost to sell totaling $125,000. An impairment loss of $17,193 for the vessel held for sale, is included under “Vessel impairment losses” in the consolidated Statements of Operations. The vessel was sold in January 2017 and proceeds from the sale of the vessel were used to fully repay the outstanding amount of the April 2015 credit facility and the June 2016 credit facility (see Note 23).